RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2026	Sep. 25, 2025	Jan. 29, 2025
Notes and other explanatory information [abstract]
sale of stock		3,415,780	524,390
aggregate proceeds			$ 2,150,000
DecentraNet	$ 55,000